Basis of Presentation and General Information and Recent Accounting Pronouncements (Narrative) (Details) - Item	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Entity Information [Line Items]
Number of reportable segments	1
Diana Wilhelmsen Management Limited [Member]
Entity Information [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%